office equipment	12 Months Ended
Oct. 31, 2011
OFFICE EQUIPMENT
Note 4 - office equipment

Office equipment, stated at cost, less accumulated depreciation at October 31, 2011 and 2010 consisted of the following:

	Estimated Useful Lives (Years)	October31, 2011	October 31, 2010

Office equipment	5	$2,138	$-
		2,138	-
Less accumulated depreciation		(321)	(-)
		$1,817	$-

Depreciation expense

Depreciation expense for the fiscal year ended October 31, 2011 and for the period from December 8, 2009 (inception) through October 31, 2010 was $321 and $0, respectively.